Fair Value of Financial Instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value, Liabilities Measured on Recurring Basis
The following table presents information about the Company's assets and liabilities (including derivatives that are presented net) measured at fair value on a recurring basis as of June 30, 2016 and December 31, 2015, aggregated by the level in the fair value hierarchy within which those instruments fall.

(In thousands)	Quoted Prices in Active Markets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
June 30, 2016
Cross currency swaps, net (GBP & EUR)	$—	$2,555	$—	$2,555
Foreign currency forwards, net (GBP & EUR)	$—	$4,004	$—	$4,004
Interest rate swaps, net (GBP & EUR)	$—	$(17,245)	$—	$(17,245)
OPP (see Note 12)	$—	$—	$(11,000)	$(11,000)
December 31, 2015
Cross currency swaps, net (GBP & EUR)	$—	$3,042	$—	$3,042
Foreign currency forwards, net (GBP & EUR)	$—	$2,203	$—	$2,203
Interest rate swaps, net (GBP & EUR)	$—	$(5,461)	$—	$(5,461)
OPP (see Note 12)	$—	$—	$(14,300)	$(14,300)

The following table presents information about the Company's assets and liabilities (including derivatives that are presented net) measured at fair value on a recurring basis as of December 31, 2015 and 2014, aggregated by the level in the fair value hierarchy level within which those instruments fall.

(In thousands)	Quoted Prices in Active Markets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
December 31, 2015
Cross currency swaps, net (GBP & EUR)	$—	$3,042	$—	$3,042
Foreign currency forwards, net (GBP & EUR)	$—	$2,203	$—	$2,203
Interest rate swaps, net (GBP & EUR)	$—	$(5,461)	$—	$(5,461)
Listing Note (see Note 7)	$—	$—	$—	$—
OPP (see Note 13)	$—	$—	$(14,300)	$(14,300)
December 31, 2014
Cross currency swaps, net (GBP & EUR)	$—	$11,289	$—	$11,289
Foreign currency forwards, net (GBP & EUR)	$—	$1,884	$—	$1,884
Interest rate swaps, net (GBP & EUR)	$—	$(5,650)	$—	$(5,650)
Investment securities	$490	$—	$—	$490

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
The following is a reconciliation of the beginning and ending balance for the changes in instruments with Level 3 inputs in the fair value hierarchy for the year ended December 31, 2015:

(In thousands)	Listing Note	OPP
Beginning balance as of December 31, 2014	$—	$—
Fair value at issuance	8,670	27,500
Fair value adjustment	(8,670)	(13,200)
Ending balance as of December 31, 2015	$—	$14,300

Fair Value Inputs, Liabilities, Quantitative Information [Table Text Block]
The following table provides quantitative information about the significant Level 3 inputs used (in thousands):

Financial Instrument	Fair Value at December 31, 2015	Principal Valuation Technique	Unobservable Inputs	Input Value
	(In thousands)
Listing Note	$—	Monte Carlo Simulation	Expected volatility	20.0%
OPP	$14,300	Monte Carlo Simulation	Expected volatility	21.0%

Fair Value, Instruments Classified in Shareholders' Equity Measured on Recurring Basis, Unobservable Input Reconciliation
The following is a reconciliation of the beginning and ending balance for the changes in the instrument with Level 3 inputs in the fair value hierarchy for the six months ended June 30, 2016:

(In thousands)	OPP
Beginning balance as of December 31, 2015	$14,300
Fair value adjustment	(3,300)
Ending balance as of June 30, 2016	$11,000

Fair Value Inputs, Instruments Classified in Shareholders' Equity, Quantitative Information
The following table provides quantitative information about the significant Level 3 input used:

Financial Instrument	Fair Value at June 30, 2016	Principal Valuation Technique	Unobservable Inputs	Input Value
	(In thousands)
OPP	$11,000	Monte Carlo Simulation	Expected volatility	23.0%

Fair Value, by Balance Sheet Grouping
The fair values of the Company's remaining financial instruments that are not reported at fair value on the consolidated balance sheets are reported below.

		Carrying Amount(1)	Fair Value	Carrying Amount(2)	Fair Value
(In thousands)	Level	June 30, 2016	June 30, 2016	December 31, 2015	December 31, 2015
Mortgage notes payable (1) (2)	3	$513,754	$505,768	$532,384	$534,041
Credit Facility	3	$673,674	$673,674	$717,286	$717,286

__________________________________________________________

(1)	Carrying value includes $513.3 million gross mortgage notes payable and $0.4 million mortgage premiums, net as of June 30, 2016.

(2)	Carrying value includes $531.7 million gross mortgage notes payable and $0.7 million mortgage premiums, net as of December 31, 2015.

The fair values of the Company's remaining financial instruments that are not reported at fair value on the consolidated balance sheets are reported below.

		Carrying Amount	Fair Value	Carrying Amount	Fair Value
(In thousands)	Level	December 31, 2015	December 31, 2015	December 31, 2014	December 31, 2014
Mortgage notes payable (1) (2)	3	$532,384	$534,041	$282,351	$280,967
Credit facility	3	$717,286	$717,286	$659,268	$669,824
_____________________________

(1)	Carrying value includes $531.7 million mortgage notes payable and $0.7 million mortgage premiums, net as of December 31, 2015.

(2)	Carrying value includes $281.2 million mortgage notes payable and $1.2 million mortgage premiums, net as of December 31, 2014.